Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Presentation of Leases for Lessee [Line Items]
Cash outflow for leases	$ 800	$ 1,600	$ 300
Oss
Presentation of Leases for Lessee [Line Items]
Right-of-use assets			$ 3,700
Initial term of lease			5 years
Victoria
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 200	$ 600	$ 3,500
Initial term of lease	5 years	5 years	10 years
BioStrand
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 24	$ 30
Initial term of lease	5 years	5 years
BioStrand
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 27	$ 29
Initial term of lease	5 years	5 years
BioStrand
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 29
Initial term of lease	5 years
BioStrand
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 27
Initial term of lease	5 years
BioStrand
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 26
Initial term of lease	5 years
BioStrand
Presentation of Leases for Lessee [Line Items]
Right-of-use assets	$ 25
Initial term of lease	5 years
Utrecht
Presentation of Leases for Lessee [Line Items]
Right-of-use assets		$ 200